Financial instruments (Details) - USD ($) $ in Thousands	May 31, 2026	Aug. 31, 2025
Measured at amortized cost
Amounts receivable	$ 15,737	$ 3,818
Measured at fair value through profit or loss
Cash	26,842	7,770
Measured at amortized cost
Amounts payables and accrued liabilities	12,364	18,164
Borrowings	2,862
Measured at fair value through profit or loss
Derivative financial instrument liabilities		$ 1,011